Restatement of Prior Period Financial Statements - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Non-current assets
Intangible assets and goodwill	$ 1,412,729	$ 1,394,282	[1]
Property, plant and equipment	316,867	275,954	[1]
Vehicles under operating leases	67,931	97,186	[1]
Other non-current assets	7,212	5,306	[1]
Deferred tax asset	43,041	11,287	[1]
Other investments	2,414	2,333	[1]
Total non-current assets	1,850,194	1,786,348	[1]
Current assets
Cash and cash equivalents	768,927	973,877	[1]	$ 756,677	[2]	$ 316,424	[2]
Trade receivables	126,205	239,578	[1]
Trade receivables - related parties	61,026	79,225	[1]
Accrued income - related parties	152,605	49,060	[1]
Inventories	939,359	630,154	[1]
Current tax assets	9,270	7,184	[1]
Assets held for sale		56,001
Other current assets	204,142	112,983	[1]
Total current assets	2,271,110	2,148,062	[1]
Total assets	4,121,304	3,934,410	[1]
Equity
Share capital	(21,168)	(21,165)	[1]
Other contributed capital	(3,615,187)	(3,584,232)	[1]
Foreign currency translation reserve	26,010	15,773	[1]
Accumulated deficit	4,872,644	3,677,813	[1]
Total equity	1,262,299	88,189	[1]	183,955		603,183
Non-current liabilities
Non-current contract liabilities	(63,063)	(49,018)	[1]
Deferred tax liabilities	(3,335)	(12,470)	[1]
Other non-current provisions	(104,681)	(75,362)	[1]
Other non-current liabilities	(73,149)	(27,859)	[1]
Earn-out liability	(155,402)	(598,570)	[1]
Other non-current interest-bearing liabilities	(54,439)	(31,326)	[1]
Other non-current interest-bearing liabilities - related parties	(1,409,244)	(43,643)	[1]
Total non-current liabilities	(1,863,313)	(838,248)	[1]
Current liabilities
Trade payables	(92,441)	(97,418)	[1]
Trade payables - related parties	(275,704)	(935,161)	[1]
Accrued expenses - related parties	(450,000)	(157,426)	[1]
Advance payments from customers	(16,415)	(35,717)	[1]
Current provisions	(94,887)	(72,849)	[1]
Liabilities to credit institutions	(2,023,582)	(1,326,388)	[1]
Current tax liabilities	(12,812)	(14,394)	[1]
Interest-bearing current liabilities	(19,547)	(11,935)	[1]
Interest-bearing current liabilities - related parties	(68,332)	(26,618)	[1]
Current contract liabilities	(112,062)	(45,119)	[1]
Class C Shares liability	(6,000)	(28,000)	[1]
Other current liabilities	(347,902)	(364,264)	[1]
Other current liabilities - related parties	(606)	(69,062)	[1]
Total current liabilities	(3,520,290)	(3,184,351)	[1]
Total liabilities	(5,383,603)	(4,022,599)	[1]
Total equity and liabilities	$ (4,121,304)	(3,934,410)	[1]
Originally Reported Amounts
Non-current assets
Intangible assets and goodwill		1,396,477
Property, plant and equipment		258,048
Vehicles under operating leases		92,198
Other non-current assets		5,306
Deferred tax asset		7,755
Other investments		2,333
Total non-current assets		1,762,117
Current assets
Cash and cash equivalents		973,877		756,677		316,424
Trade receivables		246,107
Trade receivables - related parties		74,996
Accrued income - related parties		49,060
Inventories		658,559
Current tax assets		7,184
Assets held for sale		63,224
Other current assets		107,327
Total current assets		2,180,334
Total assets		3,942,451
Equity
Share capital		(21,165)
Other contributed capital		(3,584,232)
Foreign currency translation reserve		12,265
Accumulated deficit		3,726,775
Total equity		133,643
Non-current liabilities
Non-current contract liabilities		(50,252)
Deferred tax liabilities		(476)
Other non-current provisions		(73,985)
Other non-current liabilities		(14,753)
Earn-out liability		(598,570)
Other non-current interest-bearing liabilities		(85,556)
Other non-current interest-bearing liabilities - related parties		0
Total non-current liabilities		(823,592)
Current liabilities
Trade payables		(98,458)
Trade payables - related parties		(957,497)
Accrued expenses - related parties		(164,902)
Advance payments from customers		(40,869)
Current provisions		(74,907)
Liabilities to credit institutions		(1,328,752)
Current tax liabilities		(10,617)
Interest-bearing current liabilities		(21,545)
Interest-bearing current liabilities - related parties		(16,690)
Current contract liabilities		(46,217)
Class C Shares liability		(28,000)
Other current liabilities		(393,790)
Other current liabilities - related parties		(70,258)
Total current liabilities		(3,252,502)
Total liabilities		(4,076,094)
Total equity and liabilities		(3,942,451)
Adjustments
Non-current assets
Intangible assets and goodwill		(2,195)
Property, plant and equipment		17,906
Vehicles under operating leases		4,988
Other non-current assets		0
Deferred tax asset		3,532
Other investments		0
Total non-current assets		24,231
Current assets
Cash and cash equivalents		0		$ 0		$ 0
Trade receivables		(6,529)
Trade receivables - related parties		4,229
Accrued income - related parties		0
Inventories		(28,405)
Current tax assets		0
Assets held for sale		(7,223)
Other current assets		5,656
Total current assets		(32,272)
Total assets		(8,041)
Equity
Share capital		0
Other contributed capital		0
Foreign currency translation reserve		3,508
Accumulated deficit		(48,962)
Total equity		(45,454)
Non-current liabilities
Non-current contract liabilities		1,234
Deferred tax liabilities		(11,994)
Other non-current provisions		(1,377)
Other non-current liabilities		(13,106)
Earn-out liability		0
Other non-current interest-bearing liabilities		54,230
Other non-current interest-bearing liabilities - related parties		(43,643)
Total non-current liabilities		(14,656)
Current liabilities
Trade payables		1,040
Trade payables - related parties		22,336
Accrued expenses - related parties		7,476
Advance payments from customers		5,152
Current provisions		2,058
Liabilities to credit institutions		2,364
Current tax liabilities		(3,777)
Interest-bearing current liabilities		9,610
Interest-bearing current liabilities - related parties		(9,928)
Current contract liabilities		1,098
Class C Shares liability		0
Other current liabilities		29,526
Other current liabilities - related parties		1,196
Total current liabilities		68,151
Total liabilities		53,495
Total equity and liabilities		$ 8,041

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.